Income Tax (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Effective income tax rate	20.50%	34.70%	35.80%
Effective Income Tax Rate Continuing Operations Change	14.20%
Other Amounts Related To Income Taxes	$ 1,900,000	$ 1,900,000
Unrecognized Tax Benefits, Period Increase (Decrease)	0	100,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	200,000	200,000
Tax Credit Carryforward [Line Items]
Valuation allowance - non-current	390,000	758,000
Deferred Income Tax Asset, Net	8,412,000	9,400,000
Deferred Tax Assets, Net, Noncurrent		2,097,000
Deferred Income Taxes, Net	339,000
New York [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	800,000
Expiration Date	2029
California [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	1,400,000
Expiration Date	2024
Wisconsin [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 800,000
Expiration Date	2022